EATON VANCE SPECIAL INVESTMENT TRUST
24 Federal Street
Boston, MA 02110



February 24, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:	Rule 24f-2 Notice for
	Eaton Vance Special Investment Trust
	1933 Act File No. 2-27962
	1940 Act File No. 811-1545

	In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Eaton Vance Special Investment Trust, hereby files its Rule 24f-2 Notice.

	This Rule 24f-2 Notice is being filed for the fiscal year ended December 31, 1996 ("Fiscal Year").

	No shares of the Trust's series which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Year.

	3,211,739 shares of the Trust, with an aggregate cost of $22,064,646, were registered during the Fiscal Year, pursuant to Rule 24e-2.

	26,490,030 shares of the Trust's series, with an aggregate sales price of $206,384,901, were sold during the Fiscal Year in reliance upon the Declaration of the Trust pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Trust.

	8,345,931 shares of the Trust's series, with an aggregate sales price of $75,636,284, were issued during the Fiscal Year in connection with the Trust's dividend reinvestment plan.

	For the Fiscal Year, the Trust's series sold an aggregate of 34,835,961 shares, including those issued pursuant to its dividend reinvestment plan, with an aggregate sales price of $282,021,185.

	In accordance with subsection (c) of Rule 24f-2, $8,601.39 has been wired per instructions, which represents the registration fee. Such fee is based on the actual aggregate sale price for which such securities were sold during the fiscal year, reduced by the actual aggregate redemption price of the shares redeemed by the Fund during the fiscal year.

Rule 24f-2 Notice for						Page 2
Eaton Vance Special Investment Trust
1933 Act File No. 2-27962
1940 Act File No. 811-1545

Aggregate Sale Price for Shares
Sold During Fiscal Year Pursuant
to Rule 24f-2						$206,384,901
 .
Aggregate Price of Shares Issued
During Fiscal Year In Connection
with Dividend Reinvestment Plans. 			$ 75,636,284

Aggregate Price of Shares Sold   			$282,021,185

Reduced by the Difference Between

(1)	Aggregate Redemption Price of
	Shares Redeemed During the
	Fiscal Year.                        			$231,571,964

and

(2)	Aggregate Redemption Price of
	Redeemed Shares Previously
	Applied by Trust Pursuant to
	Rule 24e-2(a) in Filings Made
	Pursuant to Section 24(e)(1) of
	Investment Company Act of 1940          	$ 22,064,646

Equals                      					$ 28,384,575

	Any questions regarding the matter should be addressed to Julia Clarke, Eaton Vance Management, 24 Federal Street, Boston, Massachusetts 02110.


						Sincerely,

						Eaton Vance Management

                                        		/s/Douglas C. Miller
						Douglas C. Miller
						Assistant Treasurer
Enclosures  (Opinion of Counsel)


EATON VANCE SPECIAL INVESTMENT TRUST
24 Federal Street
Boston, MA 02110



OPINION OF COUNSEL




February 24, 1997


Eaton Vance Management
24 Federal Street
Boston, MA  02110

RE:	Rule 24f-2 Notice for
	Eaton Vance Special Investment Trust
	1933 Act File No. 2-27962
	1940 Act File No. 811-1545



Gentlemen:

	By filing of the captioned Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Trust made definite the registration under the Securities Act of 1933 of 34,835,961 shares sold, including those sold pursuant to its dividend reinvestment plan, in reliance upon said Rule 24f-2 during the fiscal year ended December
31, 1996.

	It is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.

					Sincerely,

					Eaton Vance Management


                                   		/s/Eric G. Woodbury
					Eric G. Woodbury
					Vice President
					Member of Massachusetts Bar